PIMCO Senior Loan and Short-Term Active ETF Average Annual Total Returns			12 Months Ended	30 Months Ended	35 Months Ended	43 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	4.53%	3.49%	2.88%	(0.36%)	0.90%	2.01%
iBoxx USD Liquid Leveraged Loans Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.38%			7.43%
PIMCO Senior Loan Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.27%			8.16%
Performance Inception Date		Jun. 08, 2022
PIMCO Senior Loan Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.16%			4.85%
PIMCO Senior Loan Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.66%			4.80%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.